Annual Total Returns - Voya Index Solution Income Portfolio (Class ADV I S S2 Shares) [BarChart] - Class ADV I S S2 Shares - Voya Index Solution Income Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011	2.35%
2012	8.36%
2013	7.50%
2014	5.68%
2015	(1.37%)
2016	4.71%
2017	8.69%
2018	(3.50%)
2019	12.62%
2020	10.74%